================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings
                                       entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Pascal Schmucki
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00

Signature, Place, and Date of Signing:           /s/ Pascal Schmucki
                                       -----------------------------------------
                                       Schaffhausen, Switzerland, August 3, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
================================================================================

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   20
Form 13F Information Table Value Total: $ 1,073,529
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Form 13F File Number   Name

      1     28-11193               Biotech Focus N.V.

      2     28-11191               Biotech Invest N.V.

      3     28-11189               Biotech Target N.V.

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                                 BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

COLUMN 1         COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5                  COLUMN 6   COLUMN 7           COLUMN 8
---------------  --------  ---------  ---------  -----------------   --------  -----------  --------   ------------------------
                 TITLE OF               VALUE     SHS OR      SH/       PUT/    INVESTMENT   OTHER           VOTING AUTHORITY
NAME OF ISSUER    CLASS      CUSIP    (x$1000)    PRN AMT     PRN       CALL    DISCRETION  MANAGERS      SOLE     SHARED  NONE
---------------  --------  ---------  ---------  ---------  ------   --------  -----------  --------   ----------  ------  -----
Achillion        COM       00448Q201     9,792   1,579,340  SH                 DEFINED            3    1,579,340   NONE    NONE
Pharmaceuticals
Inc

Alexion          COM       015351109    44,685     450,000  SH                 DEFINED            2      450,000   NONE    NONE
Pharmaceuticals
 Inc

Amylin           COM       032346108    61,290   2,173,391  SH                 DEFINED            2     2,173,391   NONE   NONE
Pharmaceuticals
Inc

Ariad            COM       04033A100    53,408   3,103,331  SH                 DEFINED            3     3,103,331   NONE   NONE
Pharmaceuticals
Inc

Biomarin         COM       09061G101    38,612     975,545  SH                 DEFINED            2       975,545   NONE   NONE
Pharmaceutical
 Inc

Celgene Corp     COM       151020104   174,708   2,723,000  SH                 DEFINED            2     2,723,000   NONE   NONE


Dendreon Corp    COM       24823Q107    11,281   1,524,500  SH                 DEFINED            2     1,524,500   NONE   NONE

Endocyte Inc     COM       29269A102    11,060   1,345,493  SH                 DEFINED            3     1,345,493   NONE   NONE

Gilead           COM       375558103   108,201   2,110,000  SH                 DEFINED            1     2,110,000   NONE   NONE
Sciences Inc

Halozyme         COM       40637H109    45,226   5,104,500  SH                 DEFINED            3     5,104,500   NONE   NONE
Therapeutics
Inc

Human Genome     COM       444903108    26,260   2,000,000  SH                 DEFINED            2     2,000,000   NONE   NONE
Sciences Inc

Idenix           COM       45166R204    12,850   1,250,000  SH                 DEFINED            3     1,250,000   NONE   NONE
Pharmaceuticals
 Inc

Immunogen Inc    COM       45253H101    61,374   3,666,300  SH                 DEFINED            3     3,666,300   NONE   NONE

Incyte Corp      COM       45337C102    94,716   4,172,504  SH                 DEFINED            3     4,172,504   NONE   NONE

Isis             COM       464330109    88,426   7,368,800  SH                 DEFINED            3     7,368,800   NONE   NONE
Pharmaceuticals
Inc

Onyx             COM       683399109    23,689     356,500  SH                 DEFINED            2       356,500   NONE   NONE
Pharmaceuticals
Inc

Optimer          COM       68401H104    22,830   1,476,700  SH                 DEFINED            3     1,476,700   NONE   NONE
Pharmaceuticals
Inc

The Medicines    COM       584688105    36,209   1,578,417  SH                 DEFINED            2     1,578,417   NONE   NONE
Company

Theravance Inc   COM       88338T104    18,737     843,244  SH                 DEFINED            3       843,244   NONE   NONE

Vertex           COM       92532F100   130,176   2,327,900  SH                 DEFINED            3     2,327,900   NONE   NONE
Pharmaceuticals
Inc